S000004330 [Member] Expense Example - iShares Dow Jones U.S. ETF - iShares Dow Jones U.S. ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255